UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                            FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:     September 30, 2005

Check here if Amendment [  ];   Amendment Number:
     This Amendment (Check only one):  [  ] is a restatement.
                                       [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

FORT POINT CAPITAL MANAGEMENT LLC
One Montgomery Street
San Francisco, CA  94104

Form 13F File Number:  028-10129

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

ROBERT A. RIEMER
Chief Financial Officer
(415) 394-0450

Signature, Place and Date of Signing:

/s/ Robert A. Riemer     San Francisco, CA     11/10/05
--------------------     -----------------     --------
    [Signature]            [City, State]        [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                           FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                          0
                                                     --------

Form 13F Information Table Entry Total:                    54
                                                     --------

Form 13F Information Table Value Total (x$1000):     $168,237
                                                     --------

List of Other Included Managers:

No.          Name
---          ----
                               *
(1)          ------------------

* Mr. ------------- the Investment Manager to -------------- and its affiliate, --------------, ----------------, and --------------- are
treated as a single entity for purposes of the Information Table.


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
FORM 13F INFORMATION TABLE - THIRD QUARTER 2005
FORT POINT CAPITAL MANAGEMENT LLC

                                TITLE
                                 OF                   VALUE   SHARES/ SH/ PUT/ INVST OTH      VOTING AUTHORITY
NAME OF ISSUER                  CLASS       CUSIP    (x1000)  PRN AMT PR  CALL DSCRT MGR     SOLE  SHARED  NONE
--------------                  -----     ---------  -------  ------- --  ---- ----- ---  ---------------------

ACXIOM CORP                      COM       5125109    $1,848   98,700 SH        SOLE       98,700    0      0
ADOBE SYSTEMS INC                COM      00724F101   $2,000   67,000 SH        SOLE       67,000    0      0
ADVANCED AUTO PARTS INC          COM      00751Y106   $2,321   59,998 SH        SOLE       59,998    0      0
ADVANCED MEDICAL OPTICS INC      COM      00763M108   $4,197  110,600 SH        SOLE      110,600    0      0
ADVENT SOFTWARE INC              COM       7974108    $2,974  110,400 SH        SOLE      110,400    0      0
AES CORP                         COM      00130H105   $3,781  230,100 SH        SOLE      230,100    0      0
ALCON INC                        COM      H01301102   $6,842   53,500 SH        SOLE       53,500    0      0
ALLIANCE DATA SYSTEM CORP        COM      18581108   $11,354  290,000 SH        SOLE      290,000    0      0
AMERICAN STANDARD COMPANIES      COM      29712106    $6,740  144,800 SH        SOLE      144,800    0      0
APOLLO INVESTMENT CORPORAT       COM      03761U106   $4,113  207,703 SH        SOLE      207,703    0      0
ASHLAND INC                      COM      44209104    $5,358   97,000 SH        SOLE       97,000    0      0
AVID TECHNOLOGY INC              COM      05367P100   $2,993   72,300 SH        SOLE       72,300    0      0
BALL CORP W/RTS TO PUR P/STK     COM      58498106    $2,065   56,200 SH        SOLE       56,200    0      0
BANK OF AMERICA CORPORATION      COM      60505104    $4,842  115,000 SH        SOLE      115,000    0      0
BJ SERVICES CO                   COM      55482103    $5,896  163,814 SH        SOLE      163,814    0      0
CALL ATHEROGENICS INC JAN 17.50  CALL     0474396AW      $24   20,200 SH  CALL  SOLE       20,200    0      0
CALL CV THERAPEUTICS JAN 25.00   CALL     1266676AE      $85   23,600 SH  CALL  SOLE       23,600    0      0
CERIDIAN CORP NEW                COM      156779100   $6,093  293,641 SH        SOLE      293,641    0      0
CHESAPEAKE ENERGY CORP           COM      165167107   $4,062  106,200 SH        SOLE      106,200    0      0
CHICAGO BRIDGE & IRON CO   NY REGISTRY SH 167250109   $2,643   85,000 SH        SOLE       85,000    0      0
DICKS SPORTING GOODS INC         COM      253393102   $2,258   75,000 SH        SOLE       75,000    0      0
ENCYSIVE PHARMACEUTICALS INC     COM      29256X107   $3,381  287,000 SH        SOLE      287,000    0      0
FISHER SCIENTIFIC INTL INC     COM NEW    338032204   $5,709   92,000 SH        SOLE       92,000    0      0
GEVITY HR INC                    COM      374393106   $6,725  246,894 SH        SOLE      246,894    0      0
HALLIBURTON CO                   COM      406216101   $5,831   85,100 SH        SOLE       85,100    0      0
HIBBETT SPORTING GOODS INC       COM      428565105   $1,168   52,499 SH        SOLE       52,499    0      0
HOME DEPOT INC                   COM      437076102   $1,335   35,000 SH        SOLE       35,000    0      0
HUDSON CITY BANCORP              COM      443683107   $5,313  446,500 SH        SOLE      446,500    0      0
KOHLS CORP                       COM      500255104   $1,505   30,000 SH        SOLE       30,000    0      0
MARATHON OIL CORP                COM      565849106   $3,515   51,000 SH        SOLE       51,000    0      0
MICROS SYSTEMS INC               COM      594901100   $5,683  129,900 SH        SOLE      129,900    0      0
MOTOROLA INC                     COM      620076109   $1,983   90,000 SH        SOLE       90,000    0      0
NITROMED INC                     COM      654798503     $466   25,900 SH        SOLE       25,900    0      0
NORDSTROM INC                    COM      655664100   $1,716   50,000 SH        SOLE       50,000    0      0
OMNICARE INC                     COM      681904108   $9,941  176,799 SH        SOLE      176,799    0      0
PATTERSON ENERGY INC             COM      703481101   $2,334   64,700 SH        SOLE       64,700    0      0
PER-SE TECHNOLOGIES INC        COM NEW    713569309   $6,542  316,659 SH        SOLE      316,659    0      0
PUT ALPHARMA INC MAR 25.00       PUT      0208136OE      $96   31,000 SH  PUT   SOLE       31,000    0      0
PUT AMYLIN PHARMACEU JAN 30.00   PUT      0323466MF     $120   72,500 SH  PUT   SOLE       72,500    0      0
PUT AMYLIN PHARMACEU JAN 17.50   PUT      0323406MW       $6   50,000 SH  PUT   SOLE       50,000    0      0
PUT ISHARES RUSL 2000 OCT 66.00  PUT      4642875VN     $228  700,000 SH  PUT   SOLE      700,000    0      0
PUT RETAIL HOLDRS TR OCT 90.00   PUT      76127U5VR      $68  100,000 SH  PUT   SOLE      100,000    0      0
PUT SECTOR SPDR-ENER NOV 53.00   PUT      81369Y5WA     $413  250,000 SH  PUT   SOLE      250,000    0      0
PUT SECTOR SPDR-INDU OCT 29.00   PUT      81369Y5VC      $45  600,000 SH  PUT   SOLE      600,000    0      0
PUT WEIGHT WATCHERS OCT 50.00    PUT      9486265VJ     $101  150,000 SH  PUT   SOLE      150,000    0      0
RIGEL PHARMACEUTICALS INC      COM NEW    766559603   $1,189   50,000 SH        SOLE       50,000    0      0
SEROLOGICALS CORP                COM      817523103   $3,871  171,600 SH        SOLE      171,600    0      0
ST JUDE MEDICAL INC              COM      790849103   $1,989   42,500 SH        SOLE       42,500    0      0
TEMPLE INLAND INC                COM      879868107   $2,627   64,300 SH        SOLE       64,300    0      0
THORATEC LABORATORIES CORP     COM NEW    885175307   $3,730  210,000 SH        SOLE      210,000    0      0
UNITED THERAPEUTICS CORP D       COM      91307C102   $3,049   43,680 SH        SOLE       43,680    0      0
WASHINGTON GROUP INTL INC      COM NEW    938862208   $2,026   37,600 SH        SOLE       37,600    0      0
WILLIAMS SONOMA INC              COM      969904101   $1,151   30,000 SH        SOLE       30,000    0      0
WOLVERINE WORLD WIDE INC W       COM      978097103   $1,895   90,000 SH        SOLE       90,000    0      0